UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendments Number:
This Amendment (Check only one):			[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		KDI Capital Partners, LLC
Address:	5151 Glenwood Avenue
		Raleigh, NC 27612

Form 13F File Number:	28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Member
Phone:		919-881-5120

Signature,			Place,				and Date of Signing
John M. Day			Raleigh, North Carolina		February 14, 2007

Report Type (Check only one.):

	[X]  13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:  10
Form 13F Information Table Value Total: $201,117

List of Other Included Managers:
NONE
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FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP   (X$1000) PRN AMT   PRN CALL DISCRETION  MANAGERS   SOLE      SHARED NONE

Advance Auto Parts Inc              COM  00751Y106   $10,045   282,491 SH      SOLE                     282,491       0    0
Best Buy Inc                        COM  086516101   $19,268   391,700 SH      SOLE                     391,700       0    0
Big 5 Sporting Goods Corp           COM  08915P101   $14,193   581,191 SH      SOLE                     581,191       0    0
CVS Corp                            COM   126650100  $33,123 1,071,600 SH      SOLE                   1,071,600       0    0
Lowes Cos Inc                       COM   548661107  $16,741   537,415 SH      SOLE                     537,415       0    0
Portfolio Recovery Assocs           COM  73640Q105    $7,561   161,929 SH      SOLE                     161,929       0    0
Ruths Chris Steak Hse Inc           COM   783332109  $29,048 1,589,069 SH      SOLE                   1,589,069       0    0
Select Comfort Corp                 COM  81616X103   $13,129   755,000 SH      SOLE                     755,000       0    0
Staples Inc                         COM   855030102  $29,093 1,089,641 SH      SOLE                   1,089,641       0    0
Sysco Corp                          COM   871829107  $28,916   786,610 SH      SOLE                     786,610       0    0

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